Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 4) - Companhia Paranaense De Energia Copel [Member] - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Related parties assets		R$ 47,404	R$ 155,946
Related parties liabilities		7,689	8,143
Jandaira Wind Complex Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Related parties assets	[1]	47,404
Structure Sharing [Member]
IfrsStatementLineItems [Line Items]
Related parties assets			5,374
Related parties liabilities		1,838	2,292
Copel Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Related parties assets			150,572
Elejor Advance [Member]
IfrsStatementLineItems [Line Items]
Related parties liabilities		R$ 5,851	R$ 5,851

[1]	The information regarding joint ventures, associates and other investments are presented in Note 15.